INCOME TAX - Summary of movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 37,863	$ 29,211
Deferred tax assets	41,923	37,863
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	5,074	8,465
Deferred tax (charged)/credited to other movement	0	(189)
Deferred tax (charged)/credited to accumulated deficit	761	(457)
Deferred tax (charged)/credited to currency translation	(1,775)	833
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,183	9,876
Deferred tax (charged)/credited to profit or loss	1,107	(7,806)
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(1)	113
Deferred tax assets	3,289	2,183
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,063	7,042
Deferred tax (charged)/credited to profit or loss	(371)	(177)
Deferred tax (charged)/credited to other movement	0	(19)
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(400)	217
Deferred tax assets	6,292	7,063
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,151	2,026
Deferred tax (charged)/credited to profit or loss	(133)	2,103
Deferred tax (charged)/credited to other movement	0	22
Deferred tax (charged)/credited to accumulated deficit	0	0
Deferred tax (charged)/credited to currency translation	(3)	0
Deferred tax assets	4,015	4,151
Unrealized profit in inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,453	3,176
Deferred tax (charged)/credited to profit or loss	1,811	5,077
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	847	0
Deferred tax (charged)/credited to currency translation	(613)	200
Deferred tax assets	10,498	8,453
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,484	3,545
Deferred tax (charged)/credited to profit or loss	3,076	566
Deferred tax (charged)/credited to other movement	0	(192)
Deferred tax (charged)/credited to accumulated deficit	(626)	(457)
Deferred tax (charged)/credited to currency translation	(11)	22
Deferred tax assets	5,923	3,484
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,529	3,546
Deferred tax (charged)/credited to profit or loss	(416)	8,702
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to accumulated deficit	540	0
Deferred tax (charged)/credited to currency translation	(747)	281
Deferred tax assets	$ 11,906	$ 12,529